Fair Value - Changes In Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Gain (loss) on fair value change, net	$ 226	$ 13,078	$ 6,511	$ 18,426	$ 24,290	$ 7,155	$ 1,750
Sponsor Earn-out Liability
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Gain (loss) on fair value change, net	225	12,771	6,364	13,113	18,819	0	0
Private Warrants | Warrants to purchase common stock
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Gain (loss) on fair value change, net	1	307	147	257	415	0	0
Redeemable Convertible Preferred Stock Warrants | Warrants to purchase common stock
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Gain (loss) on fair value change, net	$ 0	$ 0	$ 0	$ 5,056	$ 5,056	$ 7,155	$ 1,750